ACQUISITIONS AND DISPOSALS (Narrative) (Details) ¥ in Thousands, $ in Thousands					1 Months Ended							12 Months Ended
	Jul. 24, 2015 CNY (¥)	Jun. 30, 2015	Apr. 06, 2015 CNY (¥) Bed	Apr. 06, 2015 SGD ($) Bed	Oct. 18, 2017 CNY (¥)	Oct. 18, 2017 USD ($)	Sep. 29, 2016 CNY (¥)	Sep. 29, 2016 USD ($)	Jan. 27, 2016 CNY (¥)	Jan. 27, 2016 USD ($)	Dec. 18, 2007 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Oct. 18, 2017 USD ($)	Apr. 06, 2017 CNY (¥)	Apr. 06, 2017 USD ($)
Business Acquisition [Line Items]
Recognized a gain on the disposal												¥ 58,913	$ 9,055,000	¥ 0		¥ 16,381
Total consideration							¥ 41,670	$ 6,002,000						¥ 100,000	$ 14,403,000
Ownership percentage												20.00%		20.00%		20.00%	20.00%
Other Payments to Acquire Businesses											¥ 29,600
Payments to Fund Operations of Acquiree																¥ 1,000
Payments to Acquire Other Productive Assets												¥ 6,705	$ 1,031,000	¥ 3,025		0
Deposits Assets, Noncurrent												266,180		¥ 268,747			$ 40,911,000
Subscribed Amount to be Injected in Acquisition of Equity Interest | $																				$ 388,500
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																			55.00%	55.00%
Gain Loss On Disposal Beijing Century Friendship and BPMC												¥ 58,854					$ 9,046,000		¥ 58,854	$ 9,046,000
Guofu Huimei [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent												20.41%					20.41%
JWYK [Member]
Business Acquisition [Line Items]
Date of completion of disposal		Jul. 24, 2015
Recognized a gain on the disposal	¥ 16,381
Percentage of equity interest transferred		100.00%
Disposal Group, Including Discontinued Operation, Consideration	¥ 22,160
Allcure Information [Member]
Business Acquisition [Line Items]
Recognized a gain on the disposal					¥ 59	$ 9,000
Ownership percentage	20.00%
Disposal Group, Including Discontinued Operation, Consideration					¥ 3													$ 0
Beijing Century Friendship and BPMC [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent												21.69%					21.69%		78.31%	78.31%
CHS [Member]
Business Acquisition [Line Items]
Voting interest acquired			100.00%	100.00%
Number of bed patient capacity | Bed			31	31
Total consideration			¥ 253,499	$ 55,000
Gain on a bargain purchase recognized																12,830
Business Acquisition, Percentage of Voting Interests Acquired			100.00%	100.00%
Beijing Proton Medical Center [Member]
Business Acquisition [Line Items]
Voting interest acquired									55.00%	55.00%
Total consideration									¥ 100,600
Business Acquisition, Percentage of Voting Interests Acquired									55.00%	55.00%
Payments to Acquire Other Productive Assets									¥ 99,851	$ 14,382,000
Deposits Assets, Noncurrent																¥ 70,000